Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Short-term deposits	$ 654	$ 594
Cash at banks and on hand	2,139	4,397
Cash and cash equivalents in the statement of financial position	2,793	4,991
Restricted cash	(165)	(153)
Cash and cash equivalents in the statement of cash flows	$ 2,628	$ 4,838	$ 3,296	$ 2,004